Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
SoFi Enhanced Yield ETF
Shareholder Report [Line Items]
Fund Name	SoFi Enhanced Yield ETF
Class Name	SoFi Enhanced Yield ETF
Trading Symbol	THTA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SoFi Enhanced Yield ETF (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sofi.com/invest/etfs/thta. You can also request this information by contacting us at 877-358-0096 or by writing to the SoFi Enhanced Yield ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	877-358-0096
Additional Information Website	www.sofi.com/invest/etfs/thta
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SoFi Enhanced Yield ETF	$35	0.76%

Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.76%
Net Assets	$ 34,493,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 95,656
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Thousands)	$34,493
Number of Holdings	8
Total Advisory Fee	$95,656
Portfolio Turnover Rate	0%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of August 31, 2025)

Top Holdings	(% of net assets)
United States Treasury Bill - 11/28/2025	45.5
United States Treasury Note/Bond - 01/15/2026	24.9
United States Treasury Bill - 07/09/2026	24.1
S&P 500 Index, Expiration: 09/26/25; Exercise Price: $57.50	-4.3
S&P 500 Index, Expiration: 09/26/25; Exercise Price: $57.00	3.9
United States Treasury Bill - 08/06/2026	3.5
United States Treasury Note/Bond - 10/15/2025	0.6

SoFi Next 500 ETF
Shareholder Report [Line Items]
Fund Name	SoFi Next 500 ETF
Class Name	SoFi Next 500 ETF
Trading Symbol	SFYX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SoFi Next 500 ETF (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sofi.com/invest/etfs/sfyx. You can also request this information by contacting us at 877-358-0096 or by writing to the SoFi Next 500 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	877-358-0096
Additional Information Website	www.sofi.com/invest/etfs/sfyx
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SoFi Next 500 ETF	$3	0.06%

Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Net Assets	$ 26,107,000
Holdings Count | Holdings	498
Advisory Fees Paid, Amount	$ 7,558
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Thousands)	$26,107
Number of Holdings	498
Total Advisory Fee	$7,558
Portfolio Turnover Rate	37%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of August 31, 2025)

Top Ten Holdings	(% of net assets)
TKO Group Holdings Inc	1.2
FTAI Aviation Ltd	1.2
Astera Labs Inc	1.1
CoreWeave Inc	1.1
Reddit Inc	1.0
TechnipFMC PLC	1.0
Rocket Lab Corp	1.0
Carlyle Group Inc/The	0.9
SoFi Technologies Inc	0.9
Affirm Holdings Inc	0.8

SoFi Select 500 ETF
Shareholder Report [Line Items]
Fund Name	SoFi Select 500 ETF
Class Name	SoFi Select 500 ETF
Trading Symbol	SFY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SoFi Select 500 ETF (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sofi.com/invest/etfs/sfy. You can also request this information by contacting us at 877-358-0096 or by writing to the SoFi Select 500 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	877-358-0096
Additional Information Website	www.sofi.com/invest/etfs/sfy
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SoFi Select 500 ETF	$3	0.05%

Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 538,000,000
Holdings Count | Holdings	502
Advisory Fees Paid, Amount	$ 121,713
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Millions)	$538
Number of Holdings	502
Total Advisory Fee	$121,713
Portfolio Turnover Rate	9%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of August 31, 2025)

Top Ten Holdings	(% of net assets)
NVIDIA Corp	13.7
Microsoft Corp	5.6
Apple Inc	4.2
Amazon.com Inc	4.2
Broadcom Inc	4.1
Meta Platforms Inc	3.3
Alphabet Inc	2.5
Eli Lilly & Co	2.2
Alphabet Inc	2.2
JPMORGAN CHASE & CO.	1.4

SoFi Social 50 ETF
Shareholder Report [Line Items]
Fund Name	SoFi Social 50 ETF
Class Name	SoFi Social 50 ETF
Trading Symbol	SFYF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SoFi Social 50 ETF (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sofi.com/invest/etfs/sfyf. You can also request this information by contacting us at 877-358-0096 or by writing to the SoFi Social 50 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	877-358-0096
Additional Information Website	www.sofi.com/invest/etfs/sfyf
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SoFi Social 50 ETF	$16	0.29%

Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.29%
Net Assets	$ 32,687,000
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 38,096
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Thousands)	$32,687
Number of Holdings	51
Total Advisory Fee	$38,096
Portfolio Turnover Rate	18%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of August 31, 2025)

Top Ten Holdings	(% of net assets)
Tesla Inc	10.4
NVIDIA Corp	8.4
Amazon.com Inc	5.7
Berkshire Hathaway Inc	4.8
Apple Inc	4.8
Alphabet Inc	4.7
Palantir Technologies Inc	4.2
Meta Platforms Inc	4.1
Microsoft Corp	4.1
Advanced Micro Devices Inc	3.9